MoA Moderate Allocation Fund Shareholder Fees	Dec. 31, 2024 USD ($)
MoA Moderate Allocation Fund | MoA Moderate Allocation Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00